Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000151117 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151117 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151117 | United Kingdom Inflation-Linked Gilt
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151117 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000151117 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151117 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151117 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151117 | KfW
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151117 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151117 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151117 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000151117 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000151117 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000151117 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000151117 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000151117 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151117 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000151117 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000151118 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151118 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151118 | United Kingdom Inflation-Linked Gilt
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151118 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000151118 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000151118 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151118 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151118 | KfW
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151118 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151118 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151118 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000151118 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000151118 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000151118 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000151118 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000151118 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000151118 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000151118 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159134 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159134 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159134 | United Kingdom Inflation-Linked Gilt
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159134 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159134 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159134 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159134 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159134 | KfW
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159134 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159134 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159134 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000159134 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159134 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000159134 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000159134 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159134 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159134 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000159134 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219340 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000219340 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219340 | United Kingdom Inflation-Linked Gilt
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219340 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219340 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219340 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219340 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219340 | KfW
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219340 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219340 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219340 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219340 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219340 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000219340 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000219340 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219340 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219340 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000219340 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%